Research and development expenses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Research and development expenses	$ 77,472	$ 91,772	$ 74,040
Government assistance (note 16)	(892)	(640)	(842)
Research and development	$ 76,580	$ 91,132	$ 73,198